Consolidated Statement of Changes in Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Balance, amount at Dec. 31, 2018	$ 35,603
Net profit (loss)	(8,000)
Balance, shares at Dec. 31, 2019		10,220,830
Balance, amount at Dec. 31, 2019	36,048	$ 1,022	$ 43,026	$ (8,000)
Balance, shares at Apr. 10, 2019		8,000,000
Balance, amount at Apr. 10, 2019	1,282	$ 800	482	0
Effect of acquisition on September 27, 2019, shares		2,220,830
Effect of acquisition on September 27, 2019, amount	42,766	$ 222	42,544	0
Net profit (loss)	(8,000)	$ 0	0	(8,000)
Balance, shares at Dec. 31, 2019		10,220,830
Balance, amount at Dec. 31, 2019	36,048	$ 1,022	43,026	(8,000)
Net profit (loss)	(91,852)	$ 0	0	(91,852)
Balance, shares at Dec. 31, 2020		10,220,830
Balance, amount at Dec. 31, 2020	$ (55,804)	$ 1,022	$ 43,026	$ (99,852)